Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstract]
Ordinary shares

14. Ordinary shares

The Company was incorporated in the Cayman Islands in August 2015 under the Cayman Islands Companies Law as an exempted company with limited liability. The Company authorized 3,500,000,000 shares with US$0.00001428571428 par value and issued 416,920,000 shares to three shareholders in exchange for RMB41 (US$6). As of December 31, 2024 and 2025, the number of outstanding ordinary shares is 1,152,740,747 and 1,423,285,396.